Document and Entity Information	15 Months Ended
Dec. 31, 2014
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	avxl
Entity Registrant Name	ANAVEX LIFE SCIENCES CORP.
Entity Central Index Key	0001314052
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY